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USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund (URINX)
USAA Target Retirement 2020 Fund (URTNX)
USAA Target Retirement 2030 Fund (URTRX)
USAA Target Retirement 2040 Fund (URFRX)
USAA Target Retirement 2050 Fund (URFFX)
SUPPLEMENT DATED AUGUST 29, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

USAA Global Opportunities Fund (UGOFX)
SUPPLEMENT DATED AUGUST 29, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

Extended Market Index Fund (USMIX)
SUPPLEMENT DATED AUGUST 29, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

S&P 500 Index Fund – Member Shares (USSPX)
S&P 500 Index Fund – Reward Shares (USPRX)
Total Return Strategy Fund® (USTRX)
Nasdaq-100 Index Fund (USNQX)
Ultra Short-Term Bond Fund (UUSTX)
Real Return Fund Shares (USRRX)
Real Return Fund Institutional Shares (UIRRX)
SUPPLEMENT DATED AUGUST 29, 2012
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

Aggressive Growth Fund Shares (USAUX)
Aggressive Growth Fund Institutional Shares (UIAGX)
Growth Fund Shares (USAAX)
Growth Fund Institutional Shares (UIGRX)
Growth & Income Fund Shares (USGRX)
Growth & Income Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)
Income Stock Fund Institutional Shares (UIISX)
Income Fund Shares (USAIX)
Income Fund Institutional Shares (UIINX)
Income Fund Adviser Shares (UINCX)
Short-Term Bond Fund Shares (USSBX)
Short-Term Bond Fund Institutional Shares(UISBX)
Short-Term Bond Fund Adviser Shares (UASBX)
Money Market Fund (USAXX)
Science & Technology Fund Shares (USSCX)
Science & Technology Fund Adviser Shares (USTCX)
First Start Growth Fund (UFSGX)
Intermediate-Term Bond Fund Shares (USIBX)
Intermediate-Term Bond Fund Institutional Shares (UIITX)
Intermediate-Term Bond Fund Adviser Shares (UITBX)
High Income Fund Shares (USHYX)
High Income Fund Institutional Shares (UIHIX)
High Income Fund Adviser Shares (UHYOX)
Small Cap Stock Fund Shares (USCAX)
Small Cap Stock Fund Institutional Shares (UISCX)
Capital Growth Fund (USCGX)
Value Fund Shares (UVALX)
Value Fund Institutional Shares (UIVAX)
Value Fund Adviser Shares (UAVAX)
SUPPLEMENT DATED AUGUST 29, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2011

Growth and Tax Strategy Fund (USBLX)	World Growth Fund Shares (USAWX)
Precious Metals and Minerals Fund Shares (USAGX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Institutional Class (UIPMX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Treasury Money Market Trust (UATXX)
Emerging Markets Fund Institutional Class (UIEMX)	International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)	International Fund Institutional Class (UIIFX)
Managed Allocation Fund (UMAFX)	International Fund Adviser Shares (UAIFX)

SUPPLEMENT DATED AUGUST 29, 2012
STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2011

USAA Cornerstone Conservative Fund (USCCX)
USAA Cornerstone Moderately Conservative Fund (UCMCX)
USAA Cornerstone Moderate Fund
   (formerly USAA Balanced Strategy Fund) (USBSX)
USAA Cornerstone Moderately Aggressive Fund
   (formerly USAA Cornerstone Strategy Fund) (USCRX)
USAA Cornerstone Aggressive Fund (UCACX)
USAA Cornerstone Equity Fund (UCEQX)

SUPPLEMENT DATED AUGUST 29, 2012
STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 8, 2012

Effective August 1, 2012, Patrick Bannigan was added as a Trustee to the USAA Mutual Funds Trust. The following information has been added to the end of the Independent Trustees Table located in the Funds’ Statement of Additional Information.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) and Other Directorships During the Past 5 Years and Experience	Number of Funds Overseen or to Be Overseen by Trustee**

Patrick Banningan (November 1965)	Trustee	Trustee since August 2012
Institute Director, Rx Matters Foundation, Inc. (12/11-present), a nonprofit foundation established to receive, obtain, and distribute medicines and other health care items to needed people; Director, All-In to Fight Cancer (7/10-present), a nonprofit organization founded to educate and raise money in the effort to treat and find a cure for cancer; Senior Vice President and General Manager, RiverSource Investments (10/06-6/10). Mr. Bannigan brings to the Board extensive experience in the financial services industry, including experience as an officer of various mutual fund companies as well as over 23 years’ mutual fund board-related experience.
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